Property, construction in process and equipment, Reconciliation of Carrying Amount (Details) - MXN ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		$ 16,882,483,829	$ 9,436,635,352
Depreciation		(128,715,199)	(1,268,241)	$ (1,569,991)
Balance Ending		17,420,027,969	16,882,483,829	9,436,635,352
Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		16,897,265,649	9,450,148,931	8,332,588,111
Additions		1,719,930,815	1,523,373,463	886,774,971
Disposals		(163,689,130)	(85,296,091)	(8,204,241)
Capitalization of FF&E and OS&E, buildings		0
Revaluation		(889,982,346)	6,009,039,346	238,990,090
Balance Ending		17,563,524,988	16,897,265,649	9,450,148,931
Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		(14,781,820)	(13,513,579)	(11,952,375)
Depreciation		(128,715,199)	(1,268,241)	(1,569,991)
Disposals				8,787
Balance Ending		(143,497,019)	(14,781,820)	(13,513,579)
Land [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		7,794,417,256	6,633,676,166
Balance Ending		7,946,810,686	7,794,417,256	6,633,676,166
Land [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		7,794,417,256	6,633,676,166	6,373,462,349
Additions		173,992,200	0	39,800,079
Disposals		0	(85,296,091)	(7,908,895)
Capitalization of FF&E and OS&E, buildings		0
Revaluation		(21,598,770)	1,246,037,181	228,322,633
Balance Ending		7,946,810,686	7,794,417,256	6,633,676,166
Land [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		0	0	0
Depreciation		0	0	0
Disposals				0
Balance Ending		0	0	0
Construction in Process [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		9,083,995,555	2,799,006,767
Balance Ending		6,508,950,442	9,083,995,555	2,799,006,767
Construction in Process [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		9,083,995,555	2,799,006,767	1,943,448,204
Additions		1,388,105,617	1,521,986,623	844,891,106
Disposals		0	0	0
Capitalization of FF&E and OS&E, buildings		(1,525,827,023)
Revaluation		(2,437,323,707)	4,763,002,165	10,667,457
Balance Ending		6,508,950,442	9,083,995,555	2,799,006,767
Construction in Process [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		0	0	0
Depreciation		0	0	0
Disposals				0
Balance Ending		0	0	0
Buildings [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		0	0
Balance Ending		2,845,648,648	0	0
Buildings [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		0	0	0
Additions		0	0	0
Disposals		0	0	0
Capitalization of FF&E and OS&E, buildings		1,348,289,068
Revaluation		1,568,940,131	0	0
Balance Ending		2,917,229,199	0	0
Buildings [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		0	0	0
Depreciation		(71,580,551)	0	0
Disposals				0
Balance Ending		(71,580,551)	0	0
Elevators [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		0	0
Balance Ending		9,868,442	0	0
Elevators [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		0	0	0
Additions		0	0	0
Disposals		0	0	0
Capitalization of FF&E and OS&E, buildings		10,964,935
Revaluation			0	0
Balance Ending		10,964,935	0	0
Elevators [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		0	0	0
Depreciation		(1,096,493)	0	0
Balance Ending		(1,096,493)	0	0
Computer Equipment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		1,217,312	1,723,871
Balance Ending		1,065,473	1,217,312	1,723,871
Computer Equipment [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		7,109,323	6,804,613	5,515,500
Additions		627,269	304,710	1,289,113
Disposals		0	0	0
Capitalization of FF&E and OS&E, buildings		0
Revaluation			0	0
Balance Ending		7,736,592	7,109,323	6,804,613
Computer Equipment [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		(5,892,011)	(5,080,742)	(4,435,872)
Depreciation		(779,108)	(811,269)	(644,870)
Disposals				0
Balance Ending		(6,671,119)	(5,892,011)	(5,080,742)
Transportation Equipment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		248,087	168,945
Balance Ending		170,596	248,087	168,945
Transportation Equipment [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		2,874,688	2,643,005	2,310,075
Additions		0	231,683	628,276
Disposals		0	0	(295,346)
Capitalization of FF&E and OS&E, buildings		0
Revaluation		0	0	0
Balance Ending		2,874,688	2,874,688	2,643,005
Transportation Equipment [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		(2,626,601)	(2,474,060)	(1,838,991)
Depreciation		(77,491)	(152,541)	(643,856)
Disposals				8,787
Balance Ending		(2,704,092)	(2,626,601)	(2,474,060)
Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning	[1]	1,614,991	915,994
Balance Ending	[1]	106,675,516	1,614,991	915,994
Furniture [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning	[1]	5,694,946	4,844,499	4,687,834
Additions	[1]	157,205,729	850,447	156,665
Disposals	[1]	(163,689,130)	0	0
Capitalization of FF&E and OS&E, buildings	[1]	166,573,020
Revaluation	[1]	0	0	0
Balance Ending	[1]	165,784,565	5,694,946	4,844,499
Furniture [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning	[1]	(4,079,955)	(3,928,505)	(3,806,348)
Depreciation	[1]	(55,029,094)	(151,450)	(122,157)
Disposals	[1]			0
Balance Ending	[1]	(59,109,049)	(4,079,955)	(3,928,505)
Equipment and Other Assets [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		990,628	1,143,609
Balance Ending		838,166	990,628	1,143,609
Equipment and Other Assets [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		3,173,881	3,173,881	3,164,149
Additions		0	0	9,732
Disposals		0	0	0
Capitalization of FF&E and OS&E, buildings		0
Revaluation		0	0	0
Balance Ending		3,173,881	3,173,881	3,173,881
Equipment and Other Assets [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		(2,183,253)	(2,030,272)	(1,871,164)
Depreciation		(152,462)	(152,981)	(159,108)
Disposals				0
Balance Ending		$ (2,335,715)	$ (2,183,253)	$ (2,030,272)

[1]	Includes FF&E and OS&E assets.